Information by segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total revenues	$ 245,088	$ 226,740	$ 194,804
Revenues	236,635	220,251	189,376
Gross profit	110,860	100,300	88,598
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	28,792	25,787	22,852
Depreciation and amortisation expense	10,531	10,425	9,834
Non-cash items other than depreciation and amortization	1,707	1,738	1,613
Equity in earnings (loss) of associated companies and joint ventures	215	386	88
Total assets	273,520	277,995	271,567
Investments in associate companies and joint ventures	9,246	8,452	7,494
Total liabilities	139,815	146,119	143,995
Capital expenditures, net	21,396	19,665	13,865
Operating Segments
Disclosure of operating segments [line items]
Total revenues	245,088	226,740	194,804
Eliminations
Disclosure of operating segments [line items]
Total revenues	8,453	6,489	5,428
Mexico and Central America
Disclosure of operating segments [line items]
Revenues	140,935	124,515	110,379
Gross profit	71,665	62,035	57,366
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	18,152	15,797	15,792
Depreciation and amortisation expense	6,788	6,424	5,988
Non-cash items other than depreciation and amortization	864	957	1,052
Equity in earnings (loss) of associated companies and joint ventures	206	417	141
Total assets	168,011	172,711	170,543
Investments in associate companies and joint ventures	7,963	6,925	5,991
Total liabilities	104,898	113,554	115,738
Capital expenditures, net	13,415	11,759	9,800
Mexico and Central America | Operating Segments
Disclosure of operating segments [line items]
Total revenues	149,362	131,002	115,794
Mexico and Central America | Eliminations
Disclosure of operating segments [line items]
Total revenues	8,427	6,487	5,415
South America
Disclosure of operating segments [line items]
Revenues	95,700	95,736	78,997
Gross profit	39,195	38,265	31,232
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	10,640	9,990	7,060
Depreciation and amortisation expense	3,743	4,001	3,846
Non-cash items other than depreciation and amortization	843	781	561
Equity in earnings (loss) of associated companies and joint ventures	9	(31)	(53)
Total assets	105,509	105,284	101,024
Investments in associate companies and joint ventures	1,283	1,527	1,503
Total liabilities	34,917	32,565	28,257
Capital expenditures, net	7,981	7,906	4,064
South America | Operating Segments
Disclosure of operating segments [line items]
Total revenues	95,726	95,738	79,010
South America | Eliminations
Disclosure of operating segments [line items]
Total revenues	$ 26	$ 2	$ 13